Share-Based Compensation - Summary of Additional Information Relating to Stock Options and SAR's (Detail) U_pure in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	1,196
Weighted-Average Exercise Price - Outstanding Awards	$ 115.75	$ 102.1	$ 89.76
Number Exercisable	707
Weighted-Average Exercise Price - Exercisable Awards	$ 91.87	$ 84.32
50.01 - 55.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	34
Weighted-Average Remaining Life	3 years
Weighted-Average Exercise Price - Outstanding Awards	$ 54.36
Number Exercisable	34
Weighted-Average Exercise Price - Exercisable Awards	$ 54.36
75.01 - 80.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	265
Weighted-Average Remaining Life	4 years
Weighted-Average Exercise Price - Outstanding Awards	$ 75.96
Number Exercisable	265
Weighted-Average Exercise Price - Exercisable Awards	$ 75.96
85.01 - 90.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	175
Weighted-Average Remaining Life	5 years
Weighted-Average Exercise Price - Outstanding Awards	$ 88.87
Number Exercisable	175
Weighted-Average Exercise Price - Exercisable Awards	$ 88.87
100.01 - 105.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	178
Weighted-Average Remaining Life	6 years
Weighted-Average Exercise Price - Outstanding Awards	$ 102
Number Exercisable	117
Weighted-Average Exercise Price - Exercisable Awards	$ 102
120.01 - 125.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	176
Weighted-Average Remaining Life	7 years
Weighted-Average Exercise Price - Outstanding Awards	$ 121.21
Number Exercisable	75
Weighted-Average Exercise Price - Exercisable Awards	$ 122.22
155.01 - $160.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	176
Weighted-Average Remaining Life	8 years
Weighted-Average Exercise Price - Outstanding Awards	$ 156.94
Number Exercisable	40
Weighted-Average Exercise Price - Exercisable Awards	$ 156.94
165.01 - $195.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	192
Weighted-Average Remaining Life	9 years
Weighted-Average Exercise Price - Outstanding Awards	$ 176
Number Exercisable	1
Weighted-Average Exercise Price - Exercisable Awards	$ 176